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ELISE DOLAN

elise.dolan@dechert.com
+1 212 698 3806 Direct
April 15, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 239
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 239 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of registering Class A, Class C, Institutional, Class R and Class IR Shares of the Goldman Sachs High Yield Floating Rate Fund, a new series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan
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